Severance, Restructuring and Acquisition Integration Activities - Summary of Severance Activity (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 27, 2015	Jun. 28, 2015	Mar. 29, 2015	Dec. 31, 2014	Sep. 28, 2014	Jun. 29, 2014	Mar. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Severance, restructuring, and acquisition integration costs	$ 13,600	$ 14,100	$ 4,900	$ 14,600	$ 22,000	$ 9,200	$ 38,200	$ 1,400	$ 47,170	$ 70,827	$ 14,888
Grass Valley Restructuring Program [Member]
Restructuring Cost and Reserve [Line Items]
Severance, restructuring, and acquisition integration costs									25,400
Employee Severance [Member] | Productivity Improvement Program [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	3,929	4,846	5,995	7,141					7,141
Severance, restructuring, and acquisition integration costs		99	22	887
Cash payments	(831)	(987)	(1,268)	(1,455)
Foreign currency translation	(64)	(29)	97	(408)
Other adjustments	(818)			(170)
Ending balance	2,216	3,929	4,846	5,995	7,141				2,216	7,141
Employee Severance [Member] | Grass Valley Integration [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	837	1,783	5,072	5,579					5,579
Severance, restructuring, and acquisition integration costs				2,165
Cash payments	(397)	(946)	(1,709)	(2,370)
Foreign currency translation	(27)		10	(302)
Other adjustments			(1,590)
Ending balance	413	837	$ 1,783	$ 5,072	$ 5,579				413	$ 5,579
Employee Severance [Member] | Grass Valley Restructuring Program [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	11,223
Severance, restructuring, and acquisition integration costs	3,960	11,978
Cash payments	(2,979)	(755)
Foreign currency translation	(119)
Ending balance	12,085	$ 11,223							12,085
Employee Severance [Member] | Industrial Restructuring Program [Member]
Restructuring Cost and Reserve [Line Items]
Severance, restructuring, and acquisition integration costs	2,728
Cash payments	(282)
Foreign currency translation	15
Other adjustments	182
Ending balance	$ 2,643								$ 2,643